Income Taxes - Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax benefit, percentage	21.00%	21.00%
Statutory federal income tax benefit, value	$ (3,025,315)	$ (3,248,385)
State taxes, net of federal tax benefit, percentage	1.50%	2.10%
State taxes, net of federal tax benefit, value	$ (219,705)	$ (327,095)
Change in valuation allowance, percentage	(14.40%)	(9.30%)
Change in valuation allowance, value	$ 2,079,231	$ 1,435,041
Change in state tax rate, percentage	(3.20%)	(0.10%)
Change in state tax rate, value	$ 462,709	$ 13,055
Change in fair value estimates, percentage	14.20%	(10.40%)
Change in fair value estimates, value	$ (2,050,026)	$ 1,610,993
Non-deductible interest - IRC 163(j), percentage	(5.10%)	0.00%
Non-deductible interest - IRC 163(j), value	$ 738,993
Non-deductible transaction/restructuring costs, percentage	(9.10%)	0.00%
Non-deductible transaction/restructuring costs, value	$ 1,313,792
Nondeductible warrant issuance expense, percentage	(3.80%)	0.00%
Nondeductible warrant issuance expense, value	$ 552,321
Other non-deductible expenses, percentage	(1.00%)	(3.30%)
Other non-deductible expenses, value	$ 148,000	$ 516,391
Effective tax rate, percentage	0.00%	0.00%
Effective tax rate, value	$ 0	$ 0